SIGNIFICANT ACCOUNTING POLICIES (Derivatives And Hedging Activities) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional amount of derivatives designated hedging contracts	$ 0	$ 15,000
Forward Contracts [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Notional amount	3,419	3,036
Option Contracts [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Notional amount	$ 4,790	$ 3,870